Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Inventories
Schedule of inventories

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Current portion:
- Consumables and supplies	30,987	27,718	4,419

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	68,775	71,758	11,440

Total current and non-current inventories	99,762	99,476	15,859